Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Change In Benefit Obligations, Change In Plan Assets, Funded Status, Amounts Recognized on Balance Sheet, and Amounts Recognized In Accumulated Other Comprehensive Income (Pretax)	The following tables summarize benefit costs, as well as the benefit obligations, plan assets, funded status and rate assumptions associated with pension and postretirement health care and life insurance benefit plans.

Obligations and Funded Status

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2018	2017	2018	2017
Change in Benefit Obligations
Beginning of year	$21,531	$21,112	$19,460	$19,650
Service cost	284	280	127	149
Interest cost	690	683	615	659
Plan amendments	230	—	(8)	(545)
Actuarial (gain) loss, net	(1,418)	1,377	(2,729)	627
Benefits paid	(1,475)	(1,932)	(1,101)	(1,080)
Curtailment and termination benefits	181	11	—	—
Settlements paid	(456)	—	—	—
End of year	19,567	21,531	16,364	19,460

Change in Plan Assets
Beginning of year	19,175	14,663	1,119	1,363
Actual return on plan assets	(494)	2,342	(26)	134
Company contributions	1,066	4,141	1,183	702
Benefits paid	(1,475)	(1,932)	(1,101)	(1,080)
Settlements paid	(456)	—	—	—
Divestiture (Note 3)	—	(39)	—	—
End of year	17,816	19,175	1,175	1,119

Funded Status
End of year	$(1,751)	$(2,356)	$(15,189)	$(18,341)

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2018	2017	2018	2017
Amounts recognized on the balance sheet
Noncurrent assets	$3	$21	$—	$—
Current liabilities	(71)	(63)	(292)	(637)
Noncurrent liabilities	(1,683)	(2,314)	(14,897)	(17,704)
Total	$(1,751)	$(2,356)	$(15,189)	$(18,341)
Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior service cost (benefit)	$585	$404	$(4,698)	$(5,667)
Total	$585	$404	$(4,698)	$(5,667)

Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets
Information for pension plans with an accumulated benefit obligation in excess of plan assets follows:

	(dollars in millions)
At December 31,	2018	2017
Projected benefit obligation	$19,510	$21,300
Accumulated benefit obligation	19,461	21,242
Fair value of plan assets	17,757	18,923

Benefit or (Income) Cost Related to Pension and Postretirement Health Care and Life Insurance
The following table summarizes the components of net periodic benefit cost (income) related to our pension and postretirement health care and life insurance plans:

					(dollars in millions)
	Pension			Health Care and Life
Years Ended December 31,	2018	2017	2016	2018	2017	2016
Service cost - Cost of services	$230	$215	$252	$104	$116	$150
Service cost - Selling, general and administrative expense	54	65	70	23	33	43
Service cost	284	280	322	127	149	193

Amortization of prior service cost (credit)	48	39	21	(976)	(949)	(657)
Expected return on plan assets	(1,293)	(1,262)	(1,045)	(44)	(53)	(54)
Interest cost	690	683	677	615	659	746
Remeasurement loss (gain), net	369	337	1,198	(2,658)	546	1,300
Curtailment and termination benefits	181	11	4	—	—	—
Other components	(5)	(192)	855	(3,063)	203	1,335

Total	$279	$88	$1,177	$(2,936)	$352	$1,528

Other Pretax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss
Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive (income) loss are as follows:

				(dollars in millions)
	Pension			Health Care and Life
At December 31,	2018	2017	2016	2018	2017	2016
Prior service cost (benefit)	$230	$—	$428	$(8)	$(544)	$(5,142)
Reversal of amortization items
Prior service (benefit) cost	(48)	(39)	(21)	976	949	657
Amounts reclassified to net income	—	—	87	—	—	451
Total recognized in other comprehensive loss (income) (pre-tax)	$182	$(39)	$494	$968	$405	$(4,034)

Weighted Average Assumptions Used in Determining Benefit Obligations and Net Periodic Cost
The weighted-average assumptions used in determining benefit obligations follow:

	Pension		Health Care and Life
At December 31,	2018	2017	2018	2017
Discount Rate	4.40%	3.70%	4.30%	3.60%
Rate of compensation increases	3.00	3.00	N/A	N/A

The weighted-average assumptions used in determining net periodic cost follow:

	Pension			Health Care and Life
At December 31,	2018	2017	2016	2018	2017	2016
Discount rate in effect for determining service cost	4.10%	4.70%	4.50%	3.90%	4.60%	4.20%
Discount rate in effect for determining interest cost	3.40	3.40	3.20	3.20	3.50	4.20
Expected return on plan assets	7.00	7.70	7.00	4.80	4.50	4.80
Rate of compensation increases	3.00	3.00	3.00	N/A	N/A	N/A

Health Care Cost Trend Rates
The assumed health care cost trend rates follow:

	Health Care and Life
At December 31,	2018	2017	2016
Healthcare cost trend rate assumed for next year	6.30%	7.00%	6.50%
Rate to which cost trend rate gradually declines	4.50	4.50	4.50
Year the rate reaches the level it is assumed to remain thereafter	2027	2026	2025

Effects of One Percentage Point Change in Assumed Health Care Cost Trend Rates
A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	(dollars in millions)
One-Percentage Point	Increase	Decrease
Effect on 2018 service and interest cost	$20	$(19)
Effect on postretirement benefit obligation as of December 31, 2018	462	(485)

Fair Values for Plans by Asset Category
The fair values for the pension plans by asset category at December 31, 2018 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,701	$1,694	$7	$—
Equity securities	2,253	2,220	20	13
Fixed income securities
U.S. Treasuries and agencies	1,684	1,557	127	—
Corporate bonds	3,645	124	3,244	277
International bonds	1,113	19	1,076	18
Other	—	—	—	—
Real estate	727	—	—	727
Other
Private equity	664	—	—	664
Hedge funds	459	—	373	86
Total investments at fair value	12,246	5,614	4,847	1,785
Investments measured at NAV	5,570
Total	$17,816	$5,614	$4,847	$1,785

The fair values for the pension plans by asset category at December 31, 2017 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$2,889	$2,874	$15	$—
Equity securities	2,795	2,794	—	1
Fixed income securities
U.S. Treasuries and agencies	1,382	1,234	148	—
Corporate bonds	2,961	139	2,718	104
International bonds	1,068	17	1,031	20
Other	396	4	392	—
Real estate	627	—	—	627
Other
Private equity	580	—	—	580
Hedge funds	845	—	660	185
Total investments at fair value	13,543	7,062	4,964	1,517
Investments measured at NAV	5,632
Total	$19,175	$7,062	$4,964	$1,517

Health Care and Life Plans
The fair values for the other postretirement benefit plans by asset category at December 31, 2018 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$471	$431	$40	$—
Equity securities	239	239	—	—
Fixed income securities
U.S. Treasuries and agencies	24	24	—	—
Corporate bonds	96	96	—	—
International bonds	18	18	—	—
Total investments at fair value	848	808	40	—
Investments measured at NAV	327
Total	$1,175	$808	$40	$—

The fair values for the other postretirement benefit plans by asset category at December 31, 2017 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$71	$1	$70	$—
Equity securities	294	294	—	—
Fixed income securities
U.S. Treasuries and agencies	23	22	1	—
Corporate bonds	141	141	—	—
International bonds	60	18	42	—
Total investments at fair value	589	476	113	—
Investments measured at NAV	530
Total	$1,119	$476	$113	$—

Reconciliation of Beginning and Ending Balance of Plan Assets Measured at Fair Value
The following is a reconciliation of the beginning and ending balance of pension plan assets that are measured at fair value using significant unobservable inputs:

	(dollars in millions)
	Equity Securities	Corporate Bonds	International Bonds	Real Estate	Private Equity	Hedge Funds	Total
Balance at January 1, 2017	$—	$97	$14	$655	$624	$4	$1,394
Actual gain (loss) on plan assets	—	(1)	—	76	78	—	153
Purchases (sales)	119	27	22	(70)	(114)	183	167
Transfers out	(118)	(19)	(16)	(34)	(8)	(2)	(197)
Balance at December 31, 2017	1	104	20	627	580	185	1,517
Actual gain (loss) on plan assets	1	(7)	3	134	25	—	156
Purchases (sales)	11	177	(5)	(34)	59	62	270
Transfers out	—	3	—	—	—	(161)	(158)
Balance at December 31, 2018	$13	$277	$18	$727	$664	$86	$1,785

Expected Benefit Payments to Retirees
The benefit payments to retirees are expected to be paid as follows:

		(dollars in millions)
Year	Pension Benefits	Health Care and Life
2019	$2,771	$1,086
2020	1,796	1,113
2021	1,578	1,130
2022	1,526	1,135
2023	1,500	1,137
2024 to 2028	5,008	5,689

Schedule of Recorded Severance Liability
The following table provides an analysis of our severance liability recorded in accordance with the accounting standard regarding employers’ accounting for postemployment benefits:

				(dollars in millions)
Year	Beginning of Year	Charged to Expense	Payments	Other	End of Year
2016	$800	$417	$(583)	$22	$656
2017	656	581	(564)	(46)	627
2018	627	2,093	(560)	(4)	2,156